Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Contract Revenue [Line Items]
Total	¥ 2,422,269	¥ 2,185,727	¥ 1,910,665
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Total	34,359	36,218	36,692
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Total	167,964	160,638	151,919
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Total	92,673	83,547	74,772
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Total	277,759	276,605	252,706
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Total	433,531	361,442	278,776
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Total	351,721	340,007	318,057
Trust fees
Disaggregation of Contract Revenue [Line Items]
Total	155,685	140,491	129,393
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Total	57,963	55,141	51,229
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Total	96,776	76,479	69,725
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Total	76,382	71,619	68,439
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Total	¥ 677,456	¥ 583,540	¥ 478,957